Marketable securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Cash Cash Equivalents And Marketable Securities [Text Block]
9.	Marketable securities

Marketable securities are classified as available-for-sale securities and are recorded at fair market value. Unrealized gains and losses are recorded as other comprehensive income in shareholder’s equity, net of income tax effects.

As of December 31, 2012, 2013 and 2014 marketable securities amounted respectively to $6.4 million, $0.4 million and $53.1 million.

As of December 31, 2012, 2013 there were no unrealized gains or losses. As of December 31, 2014, an unrealized loss of $0.2 million has been recognized.

(in thousands of U.S dollars)	Fair value			Value at cost			Unrealized Gains (Losses)
	2012	2013	2014	2012	2013	2014	2012	2013	2014
Credit Agricole securities	6,413	401	12,494	6,413	401	12,494	-	-	-
Morgan Stanley securities		-	40,580		-	40,382		-	(198)
Total	6,413	401	53,074	6,413	401	52,876	-	-	(198)

Gross realized gains on sales of these available-for-sale securities amounted to $6,000, $0 and $963,000 for the years ended December 31, 2012, 2013 and 2014, respectively.

(in thousands of U.S dollars)	Proceeds from sales			Purchase of securities			Gross gains			Gross Losses
	2012	2013	2014	2012	2013	2014	2012	2013	2014	2012	2013	2014
Credit Agricole securities	15,030	7,152	13,678	3,573	1,085	27,752	3	-	243	-	-	-
Morgan Stanley securities		-	-		-	40,523			720	-	-	(416)
HSBC securities	3,216	-	-	-	-	-	3	-	-	-	-	-
Total	18,246	7,152	13,678	3,573	1,085	68,275	6	-	963	-	-	(416)